Subsequent Event - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2014 JPY (¥)	Mar. 03, 2015 Subsequent Event Axis AB (Axis) JPY (¥)	Mar. 03, 2015 Subsequent Event Axis AB (Axis) SEK	Mar. 03, 2015 Subsequent Event Axis AB (Axis) JPY (¥)	Mar. 03, 2015 Subsequent Event Axis AB (Axis) SEK
Subsequent Event [Line Items]
Business acquisition, share price				¥ 4,804	340
Equity method investments	¥ 70,671	¥ 333,700	23,600
Percentage of ownership expecting to acquire				100.00%	100.00%
Exchange rate				14.13	14.13